Fair Value Measurement (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Measurement [Abstract]
Schedule of Liabilities that are Measured and Recorded at Fair Value

The following table presents the fair value hierarchy for the Group’s liabilities that are measured and recorded at fair value as of December 31, 2022 and 2023:

	For the year ended December 31,
	2022			2023
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
Warrant liability	-	-	24,376	-	-	3,952	557

Schedule of Black Scholes Model for the Valuation of the Fair Value of Warrants
	As of December 31, 2023	As of June 30, 2024
Expiration of warrant (years)	3.9	3.4
Fair market value per share (US$)*	3.00	1.79
Exercise price (US$)*	41.25	41.25
Risk-free rate	3.92%	4.48%
Dividend yield	-	-
Standard derivation in the value of stock	132.8%	132.0%

*	Effective on January 26, 2024, The Group changed the ratio of the ADSs to Class A ordinary shares from the then ADS ratio of one ADS to sixteen (16) Class A ordinary shares to a new ADS ratio of one ADS representing two hundred and forty (240) Class A ordinary shares. Fair market value per share and exercise price as of December 31, 2023 have been retroactively adjusted to reflect the change in ratio for all periods presented.
Key inputs related to the Black Scholes model for the valuation of the fair value of warrants are as follows:
	As of November 23, 2022	As of December 31, 2022	As of December 31, 2023
Expiration of warrant (years)	5	4.9	3.9
Fair market value per share (US$)	1.17	0.84	0.20
Exercise price (US$)	2.75	2.75	2.75
Risk-free rate	3.96%	4.05%	3.92%
Dividend yield	-	-	-
Standard derivation in the value of stock	132.3%	131.2%	132.8%

Schedule of Activities Related to Fair Value of the Warrants	Fair market value per share and exercise price as of December 31, 2023 have been retroactively adjusted to reflect the change in ratio for all periods presented.
For the six months ended June 30, 2024
RMB
Fair value of warrants at beginning of the period (Level 3)	3,952
Issuances	-
Change in fair value	(2,338)
Effect of exchange rate changes	18
Fair value of warrants at end of the period (Level 3)	1,632

The following table summarizes the activities related to fair value of the warrants:

	For the Year Ended December 31,
	2022	2023
	RMB	RMB
Fair value of warrants at beginning of the year (Level 3)	-	24,376
Issuances	36,838	-
Change in fair value	(11,219)	(20,732)
Effect of exchange rate changes	(1,243)	308
Fair value of warrants at end of the year (Level 3)	24,376	3,952

Schedule of Fair Value of Warrant Liability
	For the year ended	For the six months ended
	December 31, 2023	June 30, 2024
	RMB	RMB	US$
Warrant liability:
Level 1 Inputs	-	-	-
Level 2 Inputs	-	-	-
Level 3 Inputs	3,952	1,632	225
Balance at fair value	3,952	1,632	225